Derivative instruments and hedging activities (Tables)	9 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		September 30,	December 31,	September 30,	December 31,
	Balance sheet location	2019	2018	2019	2018
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$857	$374	$66,206	$34,695
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	556	-	16,955	-
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(184)	(196)	21,907	54,425
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	-	(628)	-	41,303
		$1,229	$(450)	$105,068	$130,423